UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22777

Investment Company Act File Number

Eaton Vance Municipal Income Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Term Trust

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$3,275	$3,492,100

		$3,492,100

Education — 11.9%
Central Washington University, 3.25%, 5/1/29	$2,910	$2,886,371
Central Washington University, 3.25%, 5/1/30	3,265	3,205,381
Portland Community College District, OR, 3.25%, 6/15/32(1)(2)	10,250	10,221,382
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	9,122,000

		$25,435,134

Electric Utilities — 8.1%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,480	$1,578,287
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 4.00%, 5/15/33	4,000	4,098,120
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	11,713,300

		$17,389,707

General Obligations — 45.3%
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	$1,000	$590,190
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,333,823
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,352,570
Edmonds School District No. 15, Snohomish County, WA, 5.00%, 12/1/30	3,000	3,591,750
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	398,424
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	449,442
Hawaii, 5.00%, 11/1/28(1)(2)	8,000	9,460,000
Illinois, 5.00%, 5/1/33	3,200	3,439,072
Laredo, TX, Independent School District, (PSF Guaranted), 0.00%, 8/1/27	1,570	1,082,751
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	2,582,050
New York, 3.00%, 3/1/32(1)(2)	10,000	10,181,085
New York, NY, 5.00%, 3/1/30	3,700	4,342,801
Pennsylvania, 4.00%, 4/1/29(1)(2)	10,000	10,773,500
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)(2)	10,000	10,617,700
Santa Clara County, CA, (Election of 2008), 3.00%, 8/1/31	2,900	2,796,122
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)(2)	4,200	4,476,990
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)(2)	4,350	4,609,739
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(1)(2)	10,000	10,861,900
University City, MO, School District, 0.00%, 2/15/32	3,000	1,605,210
University City, MO, School District, 0.00%, 2/15/33	3,000	1,523,370
Washington, 4.00%, 7/1/29(1)	10,000	10,793,500

		$96,861,989

Hospital — 13.0%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(1)(2)	$10,000	$10,688,100
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,656,975
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 5.375%, 10/1/28	1,000	1,000,220
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	715	695,245

Security	Principal Amount (000’s omitted)	Value
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/29(3)	$825	$953,147
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	10,000	10,206,800
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,665,855

		$27,866,342

Housing — 8.2%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$5,500	$5,697,065
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	1,500	1,564,425
Virginia Housing Development Authority, 3.625%, 1/1/31(1)(2)	10,000	10,326,800

		$17,588,290

Industrial Development Revenue — 7.0%
Illinois Finance Authority, (Peoples Gas Light and Coke Co.), 4.00%, 2/1/33	$1,500	$1,547,055
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	5,000	5,165,050
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(6)	2,500	2,569,800
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,155	1,178,135
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,060,090
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	544,195
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	931,257

		$14,995,582

Insured-Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (AGM), 0.678%, 7/1/29(4)	$2,000	$1,504,900
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	485,530
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	4,828,750

		$6,819,180

Insured-General Obligations — 1.8%
Irvington Township, NJ, (AGM), 5.00%, 7/15/30	$1,875	$2,138,625
McHenry County, IL, Community Unit School District No. 12, (AGM), 4.25%, 1/1/29	1,230	1,257,085
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	508,155

		$3,903,865

Insured-Industrial Development Revenue — 2.0%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,200,252

		$4,200,252

Insured-Other Revenue — 0.7%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$1,340	$1,490,830

		$1,490,830

Insured-Special Tax Revenue — 1.4%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,333,798
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,115	246,883
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,434,298

		$3,014,979

Insured-Transportation — 2.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31(5)	$5,805	$2,097,172
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 0.00%, 1/15/32	795	558,488
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,038,760
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20(5)	1,625	1,166,457

		$4,860,877

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 2.2%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$485,170
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	592,190
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	467,742
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,116,839
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,000,260

		$4,662,201

Lease Revenue/Certificates of Participation — 0.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,041,500

		$1,041,500

Other Revenue — 7.9%
New York Liberty Development Corp., (3 World Trade Center), 5.15%, 11/15/34(3)(6)	$3,250	$3,313,505
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(1)	10,000	10,843,300
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,815,593

		$16,972,398

Senior Living/Life Care — 4.5%
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	$140	$157,644
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	654,438
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,376,887
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	470	470,235
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	710	713,444
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,572,750
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	770,546
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	911,283
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	940	1,068,489
Savannah, GA, Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	500	545,585
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,350,696

		$9,591,997

Special Tax Revenue — 6.5%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30(5)	$5,000	$2,920,800
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	10,893,700

		$13,814,500

Student Loan — 2.5%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	$3,000	$3,342,630
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	2,000	2,035,120

		$5,377,750

Transportation — 17.5%
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/32	$5,000	$5,527,800
Foothill/Eastern Transportation Corridor Agency, CA, 0.00%, 1/15/27	2,000	1,317,280
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	606,768
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,135,065
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,513,140
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,557,759
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	592,150
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/29	10,000	5,155,100

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)(2)	$10,000	$10,270,796
Route 460 Funding Corp., VA, 0.00%, 7/1/29	2,880	1,459,152
Route 460 Funding Corp., VA, 0.00%, 7/1/30	2,670	1,286,593
Route 460 Funding Corp., VA, 0.00%, 7/1/31	3,000	1,364,160
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/29	3,665	2,171,109
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	6,600	3,568,818

		$37,525,690

Water and Sewer — 8.7%
Chicago, IL, Water Revenue, 5.00%, 11/1/28	$1,500	$1,738,560
Chicago, IL, Water Revenue, 5.00%, 11/1/29	2,000	2,308,780
Detroit, MI, Water Supply System, 5.25%, 7/1/27	1,000	1,101,340
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,483,500
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	7,500	7,890,675

		$18,522,855

Total Tax-Exempt Investments — 156.8% (identified cost $322,152,812)		$335,428,018

Other Assets, Less Liabilities — (56.8)%		$(121,556,156)

Net Assets — 100.0%		$213,871,862

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

At October 31, 2014, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	14.4%
Texas	11.3%
Others, representing less than 10% individually	74.3%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2014, 8.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $34,363,667.

(3)	When-issued security.

(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2014.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $5,883,305 or 2.8% of the Trust’s net assets.

The Trust did not have any open financial instruments at October 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Trust at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$199,855,494

Gross unrealized appreciation	$13,459,037
Gross unrealized depreciation	(141,513)

Net unrealized appreciation	$13,317,524

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$335,428,018	$—	$335,428,018
Total Investments	$—	$335,428,018	$—	$335,428,018

The Trust held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2014